INCOME TAX - Other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount before taxes
Revaluation losses related to the defined benefit liability	$ (38,451)	$ 37,325	$ 3,753
Net income from financial instruments measured at fair value	84,171	3,771	17,548
Unrealized gains on investments in associates and joint ventures using equity method.	8,151	2,581	(11,547)
Loss net investment coverage in operations abroad	(60,258)	(584,650)	36,762
Loss net investment coverage in operations abroad	60,258	584,650	(36,762)
Net	98,568	502,620	470,941
Expenses or (income) per tax
Revaluation losses related to the defined benefit liability	(14,835)	7,663	3,725
Net income from financial instruments measured at fair value	(12,607)	10,190	9,789
Unrealized gains on investments in associates and joint ventures using equity method.	(32)	(663)
Loss net investment coverage in operations abroad	20,213	172,870	(6,895)
Net	22,409	174,734	(831)
Net taxes
Losses related to the defined benefit liability	(23,616)	29,662	28
Unrealized gains on investments in associates and joint ventures using equity method.	8,119	1,918	(11,547)
Net income from financial instruments measured at fair value	71,564	13,961	27,337
Loss net investment coverage in operations abroad	(40,045)	(411,780)	29,867
Exchange differences arising on translating the foreign operations	104,955	1,043,593	412,878
Net	$ 120,977	$ 677,354	$ 470,110